Earnings/(Loss) per Unit (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Unit [Abstract]
Earnings per Unit (Table)

	Year ended December 31,
	2021	2020	2019
Partnership’s Net income	$53,260	$34,052	$3,613
Less:
Net Income attributable to preferred unitholders	11,563	11,563	11,563
General Partner’s interest in Net Income	41	23	(8)
Net income/(loss) attributable to common unitholders	$41,656	$22,466	$(7,942)
Weighted average number of common units outstanding, basic and diluted	36,504,120	35,546,823	35,490,000
Earnings/ (Losses) per common unit, basic and diluted	$1.14	$0.63	$(0.22)